Leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Leases	Leases
All right-of-use assets relate to leased premises. As at January 1, 2023 the Group had right-of-use assets relating to ten pre-existing lease agreements pertaining to four properties in the United Kingdom and one in Austria.

The Group entered into two seven-year lease arrangements in relation to laboratory and office space in Vienna, Austria on September 3, 2021. The lease term for the office space commenced on December 1, 2022, expiring in December 2029. The lease term for the laboratory space commenced on January 26, 2023. Annually from January, each year lease payments will be indexed based on the consumer price index rate as published by STATISTIK AUSTRIA at September of the preceding year.

On July 1, 2022 the Group entered into a lease arrangement in relation to premises in Boston, Massachusetts, United States. The lease commenced on January 23, 2023 and expires on June 23, 2033.

Right-of-use assets totalling £6,147,000 were recognised in relation to these leases during the nine months ended September 30, 2023.

In December 2022, the Group entered into a lease arrangement in relation to premises in Miami, Florida, United States. The lease commencement date, being the date at which the landlord makes the premises available to the Group, is currently expected to transpire during the fourth quarter of 2023, with the lease expiring on June 1, 2034. No right-of-use asset has been recognised as at September 30, 2023 as the space is not yet available for use. Total minimum lease commitments of £3,172,000 are payable under this arrangement.

On May 23, 2023, the Group exited a lease pertaining to part of its leased premises in Dundee, United Kingdom, resulting in a disposal of right-of-use asset of £157,000.

The undiscounted lease liability contractual maturities as at September 30, 2023 and December 31, 2022 are as follows:

	September 30, 2023	31 December 2022
	£'000	£'000
Within one year	3,223	2,641
One to five years	13,669	9,682
More than 5 years	4,709	3,930
	21,601	16,253